Cover	Aug. 13, 2021
Cover [Abstract]
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	Federal Home Loan Bank of Des Moines
Entity Incorporation, State or Country Code	X1
Entity File Number	000-51999
Entity Tax Identification Number	42-6000149
Entity Address, Postal Zip Code	50309
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001325814
Entity Address, Address Line One	909 Locust St.
Entity Address, State or Province	IA
Document Type	8-K
Entity Address, City or Town	Des Moines
Local Phone Number	412-2100
City Area Code	515